UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy Conlin, Secretary	Philip H. Newman, Esq.
State Street Bank and Trust Company	Goodwin Procter LLP
4 Copley Place, 5th Floor, CPH 0326	Exchange Place
Boston, Massachusetts 02116	Boston, MA 02109
Registrant’s telephone number, including area code: (617)- 662-3966
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
EX-99.Cert Section 302 Certifications

Item 1. Schedule of Investments.
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	COMMERCIAL PAPER — 15.27%
	Bank Domestic — 5.27%
A-1+, P-1	Bankamerica Corp.	2.840%	10/28/2008	$500,000,000	$498,935,000
A-1+, P-1	Bankamerica Corp.	2.712%	11/05/2008	200,000,000	199,472,667
A-1+, P-1	Bankamerica Corp.	2.895%	02/12/2009	700,000,000	692,456,917
A-1+, P-1	J P Morgan Chase & Co.	2.730%	11/05/2008	400,000,000	398,938,333
A-1+, P-1	J P Morgan Chase & Co.	2.910%	03/10/2009	900,000,000	888,360,000

					2,678,162,917

	Bank Foreign — 4.45%
A-1+, P-1	Banco Bilbao Vizcaya (a)	2.972%	02/12/2009	1,100,000,000	1,087,831,311
A-1+, P-1	CBA (De) Finance, Inc.	3.000%	10/20/2008	280,000,000	279,556,667
A-1+, P-1	Danske Corp. (a)	2.913%	02/17/2009	700,000,000	692,126,808
A-1+, P-1	Westpac Banking Corp. (a)	2.625%	10/01/2008	200,000,000	200,000,000

					2,259,514,786

	Finance Non-Captive Diversified — 5.55%
A-1+, P-1	General Electric Capital Corp.	2.830%	12/22/2008	375,000,000	372,582,708
A-1+, P-1	General Electric Capital Corp.	2.750%	02/10/2009	1,000,000,000	989,916,667
A-1+, P-1	General Electric Capital Corp.	2.750%	02/11/2009	1,175,000,000	1,163,062,326
A-1+, P-1	General Electric Capital Corp.	2.750%	02/13/2009	300,000,000	296,906,250

					2,822,467,951

	TOTAL COMMERCIAL PAPER				7,760,145,654

	CERTIFICATES OF DEPOSIT — 4.97%
	Bank Domestic — 4.97%
A-1+, P-1	Chase Bank USA NA	2.730%	11/13/2008	1,490,000,000	1,490,000,000
A-1+, P-1	Citibank New York NA	2.750%	11/10/2008	654,000,000	654,000,000
A-1+, P-1	Citibank New York NA	2.770%	11/21/2008	379,000,000	379,000,000

	TOTAL CERTIFICATES OF DEPOSIT				2,523,000,000

	YANKEE CERTIFICATES OF DEPOSIT — 49.28%
	Bank Foreign — 49.28%
A-1+, P-1	Banco Bilbao Vizcaya	2.805%	10/09/2008	750,000,000	750,000,827
A-1+, P-1	Banco Bilbao Vizcaya	3.005%	10/28/2008	650,000,000	650,002,401
A-1+, P-1	Banco Bilbao Vizcaya	2.755%	11/25/2008	250,000,000	250,001,896
A-1+, P-1	Bank of Nova Scotia	2.750%	10/10/2008	600,000,000	599,960,167
A-1+, P-1	Bank of Nova Scotia	2.750%	10/14/2008	300,000,000	299,971,240
A-1+, P-1	Bank of Scotland PLC NY (b)	2.800%	10/14/2008	900,000,000	900,000,000
A-1+, P-1	Bank of Scotland PLC NY	3.030%	11/03/2008	302,000,000	302,000,000
A-1+, P-1	Bank of Scotland PLC NY	3.050%	02/12/2009	1,000,000,000	1,000,000,000
A-1+, P-1	Barclays Bank PLC	3.023%	10/15/2008	900,000,000	900,000,000
A-1+, P-1	Barclays Bank PLC	2.750%	11/06/2008	475,000,000	475,000,000
A-1+, P-1	Barclays Bank PLC	2.880%	11/10/2008	650,000,000	650,000,000
A-1+, P-1	Barclays Bank PLC	3.250%	12/19/2008	800,000,000	800,000,000
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	YANKEE CERTIFICATES OF DEPOSIT — (continued)
A-1+, P-1	BNP Paribas NY Branch	2.710%	10/27/2008	$300,000,000	$300,000,000
A-1+, P-1	BNP Paribas NY Branch	3.030%	03/11/2009	1,000,000,000	1,000,000,000
A-1+, P-1	Calyon NY Branch	2.800%	10/09/2008	1,200,000,000	1,200,000,000
A-1+, P-1	Calyon NY Branch	2.820%	11/06/2008	500,000,000	500,000,000
A-1+, P-1	Calyon NY Branch	3.030%	02/17/2009	300,000,000	300,000,000
A-1+, P-1	Dexia Credit Local SA NY	2.820%	10/08/2008	400,000,000	400,000,386
A-1+, P-1	Dexia Credit Local SA NY	2.855%	10/15/2008	1,450,000,000	1,449,731,189
A-1+, P-1	Dexia Credit Local SA NY	2.840%	11/28/2008	1,000,000,000	1,000,007,998
A-2, P-1	Fortis Bank NY	2.840%	12/01/2008	1,100,000,000	1,100,000,000
A-1+, P-1	Lloyds Bank Plc NY Brn	2.730%	10/10/2008	795,000,000	795,000,000
A-1+, P-1	Lloyds Bank Plc NY Brn	2.720%	11/26/2008	700,000,000	700,000,000
A-1+, P-1	National Australia Bank Ltd.	2.720%	11/20/2008	475,000,000	475,000,000
A-1+, P-1	Rabobank Nederland NV NY	2.680%	10/24/2008	1,900,000,000	1,899,915,280
A-1+, P-1	Rabobank Nederland NV NY	2.700%	11/10/2008	600,000,000	600,000,000
A-1+, P-1	Rabobank Nederland NV NY	2.790%	12/29/2008	500,000,000	500,006,123
A-1+, P-1	Societe Generale	2.750%	10/22/2008	400,000,000	400,000,000
A-1+, P-1	Societe Generale	2.820%	11/19/2008	400,000,000	400,000,000
A-1+, P-1	Svenska Handelsbanken	2.750%	10/24/2008	965,000,000	965,003,061
A-1+, P-1	Svenska Handelsbanken	2.730%	11/07/2008	980,000,000	980,000,000
A-1+, P-1	Svenska Handelsbanken	2.750%	11/25/2008	500,000,000	500,000,000
A-1+, P-1	Toronto Dominion Bank NY	2.730%	11/26/2008	300,000,000	300,000,000
A-1+, P-2	UBS AG Stamford	2.750%	11/19/2008	1,200,000,000	1,200,000,000
A-1+, P-1	Westpac Banking Corp. NY	2.710%	10/24/2008	500,000,000	499,701,836

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				25,041,302,404

	EURODOLLAR CERTIFICATES OF DEPOSIT — 4.82%
	Bank Foreign — 4.82%
A-1+, P-1	Calyon NY Branch	2.955%	11/12/2008	800,000,000	800,000,000
A-1+, P-1	ING Bank Amsterdam	2.890%	11/10/2008	500,000,000	500,000,000
A-1+, P-1	ING Bank Amsterdam	2.910%	11/26/2008	1,150,000,000	1,150,000,000

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				2,450,000,000

	BANK NOTES — 8.74%
	Bank Domestic — 7.77%
A-1+, P-1	Bank of America Corp. (b) (c)	2.988%	10/03/2008	675,000,000	675,000,000
A-1+, P-1	Bank of America NA (b)	3.011%	11/25/2008	800,000,000	800,000,000
A-1+, P-1	US Bank NA Cincinnati	2.960%	02/23/2009	300,000,000	299,994,050
A-1+, P-1	US Bank NA Cincinnati	2.960%	02/25/2009	300,000,000	299,993,968
A-1+, P-1	US Bank NA Cincinnati	2.950%	03/12/2009	500,000,000	499,988,915
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	BANK NOTES — (continued)
A-1+, P-1	Wells Fargo Bank NA	2.700%	11/26/2008	$1,375,000,000	$1,375,000,000

					3,949,976,933

	Bank Foreign — 0.97%
A-1+, P-1	Banque Federative du Credit Mutuel (b) (c)	2.959%	11/28/2008	490,000,000	490,000,000

	TOTAL BANK NOTES				4,439,976,933

	MEDIUM TERM NOTES — 3.17%
	Bank Domestic — 0.98%
A-1+, P-1	Wells Fargo Bank NA (b)	2.546%	10/02/2008	500,000,000	500,000,000

	Bank Foreign — 0.47%
A-1+, P-1	Royal Bank of Scotland PLC (b) (c)	3.219%	12/15/2008	242,000,000	242,000,000

	Consumer Non-Cyclical — 0.69%
A-1+, P-1	Procter & Gamble Co. (b)	2.844%	12/09/2008	175,000,000	175,000,000
A-1+, P-1	Procter & Gamble International Funding (b)	2.879%	11/19/2008	176,000,000	176,000,000

					351,000,000

	Finance Non-Captive Diversified — 0.19%
A-1+, P-1	General Electric Capital Corp. (b)	3.216%	10/24/2008	95,000,000	95,000,000

	Technology — 0.84%
A-1, P-1	International Business Machines Corp. (b) (c)	2.476%	10/02/2008	425,000,000	425,000,000

	TOTAL MEDIUM TERM NOTES				1,613,000,000

	PROMISSORY NOTES — 1.18%
	Brokerage — 1.18%
A-1+, P-1	Goldman Sachs Promissory Note (b) (d)	3.230%	12/02/2008	600,000,000	600,000,000

	TOTAL PROMISSORY NOTES				600,000,000

	MASTER NOTES — 0.94%
	Brokerage — 0.94%
A-1+, P-1	Goldman Sachs (b) (d)	3.888%	10/20/2008	477,000,000	477,000,000

	TOTAL MASTER NOTES				477,000,000

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	TIME DEPOSITS — 0.39%
	Bank Foreign — 0.39%
A-1+, P-1	Societe Generale	1.000%	10/01/2008	$200,000,000	$200,000,000

	TOTAL TIME DEPOSITS				200,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.85%
A-1+, P-1	Federal Home Loan Bank (b)	2.609%	11/13/2008	500,000,000	500,000,000
A-1+, P-1	Federal Home Loan Mortgage Discount Notes	2.700%	12/23/2008	440,000,000	437,261,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				937,261,000

	REPURCHASE AGREEMENTS — 9.05%
A-1+, P-1	Bank of America Tri Party, 2.150% dated 9/30/08 (collateralized by various U.S. Government Obligations, 5.000% - 6.000% due 8/1/33 - 5/1/38 valued at $911,000,001); proceeds $911,054,407	2.150%	10/01/2008	911,000,000	911,000,000
A-1+, P-1	Bank of America Tri Party, 1.750% dated 9/30/08 (collateralized by various U.S. Government Obligations, 0.000% due 12/31/08 - 3/30/09 valued at $43,000,295); proceeds $43,002,090	1.750%	10/01/2008	43,000,000	43,000,000
A-1+, P-1	Barclays Capital Tri Party, 2.100% dated 9/30/08 (collateralized by various U.S. Government Obligations, 2.720% - 8.000% due 8/1/13 - 5/1/48 valued at $500,000,000); proceeds $500,029,167	2.100%	10/01/2008	500,000,000	500,000,000
A-1+, P-1	BNP Paribas Tri Party, 1.750% dated 9/30/08 (collateralized by various U.S. Government Obligations, 0.000% - 6.380% due 12/30/08 - 7/15/32 valued at $500,000,590); proceeds $500,024,306	1.750%	10/01/2008	500,000,000	500,000,000
A-1+, P-1	BNP Tri Party, 3.500% dated 9/30/08 (collateralized by various Corporate Investment Grade Bonds, 3.630% - 12.500% due 7/15/09 - 1/15/18 valued at $500,000,001); proceeds $500,048,611	3.500%	10/01/2008	500,000,000	500,000,000
A-1+, P-1	Deutsche Bank Tri Party, 4.000% dated 9/30/08 (collateralized by a Corporate Investment Grade Bond 0.00% due 10/22/08 valued at $100,000,000); proceeds $100,011,111	4.000%	10/01/2008	100,000,000	100,000,000
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	REPURCHASE AGREEMENTS — (continued)
A-1+, P-1	Deutsche Bank Tri Party, 7.400% dated 9/30/08 (collateralized by various Convertible Bonds, 2.250% - 5.130% due 3/15/24 - 4/1/37 valued at $200,000,718); proceeds $200,041,111	7.400%	10/01/2008	$200,000,000	$200,000,000
A-1+, P-1	ING Tri Party, 0.300% dated 9/30/08 (collateralized by a U.S. Government Bond, 7.250% due 8/15/22 valued at $27,336,789); proceeds $26,800,223	0.300%	10/01/2008	26,800,000	26,800,000
A-1+, P-1	J.P. Morgan Chase Tri Party, 1.750% dated 9/30/08 (collateralized by various U.S. Government Obligations, 4.500%-7.000% due 5/1/17-9/1/38 valued at $331,504,707); proceeds $325,015,799	1.750%	10/01/2008	325,000,000	325,000,000
A-1+, P-1	Salomon Brothers Tri Party, 4.000% dated 9/30/08 (collateralized by various Equity Securities valued at $750,000,005); proceeds $750,833,333	4.000%	10/01/2008	750,000,000	750,000,000
A-1+, P-1	Salomon Smith Barney Tri Party, 1.000% dated 9/30/08 (collateralized by various U.S. Government Obligations, 3.450% - 6.500% due 5/1/19 - 9/1/38 valued at $470,000,000); proceeds $470,013,056	1.000%	10/01/2008	470,000,000	470,000,000
A-1+, P-1	UBS Warburg Tri Party, 1.500% dated 9/30/08 (collateralized by a U.S. Government Obligation, 3.150% due 5/6/10 valued at $280,502,271); proceeds $275,011,458	1.500%	10/01/2008	275,000,000	275,000,000

	TOTAL REPURCHASE AGREEMENTS				4,600,800,000

	TOTAL INVESTMENTS — 99.66%				$50,642,485,991
	OTHER ASSETS LESS LIABILITIES — 0.34%				173,802,817

	NET ASSETS — 100.00%				$50,816,288,808

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.90 % of net assets as of September 30, 2008.

(b)	Floating Rate Note — Interest rate shown is rate in effect at September 30, 2008. Date disclosed is the next interest rate reset date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.61% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.12% of net assets as of September 30, 2008, are considered illiquid and restricted (see table below for more information).

†	See Note 2 to the financial statements.

*	Standard & Poor’s, Moody’s rating

			Acquisition		Amortized
			Cost		Cost Value
			Percentage		Percentage
			of Fund’s		of Fund’s
			Net Assets as of		Net Assets as
	Acquisition	Acquisition	Acquisition	Amortized	of September
Restricted Securities	Date	Cost	Date	Cost Value	30, 2008
Goldman Sachs Promissory Note (b), 3.230%, due 12/02/08	07/17/2008	600,000,000	1.08	600,000,000	1.18
Goldman Sachs Master Note (b), 3.888%, due 10/20/08	2/13/2008	477,000,000	0.84	477,000,000	.94
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$—

Level 2 – Other Significant Observable Inputs	50,642,485,991

Level 3 – Significant Unobservable Inputs	—

Total	$50,642,485,991

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Craig Starble

Craig Starble
President

By:	/s/ Gary L. French

Gary L. French
Treasurer
Date: November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Starble

Craig Starble
President

By:	/s/ Gary L. French

Gary L. French
Treasurer
Date: November 25, 2008